AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

March 15, 2019

Via EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Pacific Funds Series Trust

(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 147 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.  PEA No. 147 is filed for the purpose of adding two new series to the Trust — Pacific Funds Diversified Income and Pacific Funds Ultra Short Income.

Information that was not available or final at the time of the filing will be included in a Rule 485(b) filing prior to the effective date.  As the facing sheet indicates, PEA No. 147 is scheduled to become effective 75 days after filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:                                Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP